Hartford Life Insurance Company ICMG Registered Variable Life Separate Account A:

333-60515	OmniSource®

Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One

033-63731	OmniSource®

Supplement Dated April 6, 2009 to the

Annual Product Information Notice Dated May 1, 2008

Supplement Dated April 6, 2009 to your Annual Product Information Notice

JPMorgan Mid Cap Value Investment Division

Effective the date of this Supplement, the JPMorgan Mid Cap Value Investment Division is deleted and is no longer available as an underlying investment option under your policy.

Merger of JPMorgan Series Trust II Portfolios

You were previously advised that the Board of Trustees and the shareholders of J.P. Morgan Series Trust II approved the merger (each a “Portfolio Merger”) of the following portfolios (each an “Acquired Portfolio”) with and into the portfolios of JPMorgan Insurance Trust indicated beside each Acquired Portfolio (each an “Acquiring Portfolio”):

Acquired Portfolio	Acquiring Portfolio

JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan International Equity Portfolio	JPMorgan Insurance Trust International Equity Portfolio
JPMorgan Small Company Portfolio	JPMorgan Insurance Trust Small Cap Equity Portfolio
JPMorgan U.S. Large Cap Core Equity	JPMorgan Insurance Trust Diversified Equity
Portfolio	Portfolio

The Portfolio Mergers are anticipated to close and become effective on or about April 24, 2009 (the “Merger Date”).  Upon completion of the Portfolio Mergers, all information and references to an Acquired Portfolio will be deleted and replaced with the corresponding Acquiring Portfolio. Each Acquiring Portfolio is being added as an Investment Division solely to receive the assets of the Acquired Portfolio and is not available for new premiums and transfers of Investment Value until the Merger Date.

JPMorgan Bond Investment Division

On the Merger Date, any investment in the JPMorgan Bond Portfolio will be transferred automatically to the new JPMorgan Insurance Trust Core Bond Investment Division in accordance with the terms set forth in the J.P.Morgan Series Trust II Supplement dated November 18, 2008 which was previously provided to you.   The JPMorgan Bond Investment Division will no longer be available for allocations at the close of business on April 23, 2009.

JPMorgan Insurance Trust Core Bond Investment Division

Effective the date of this Supplement, the JPMorgan Insurance Trust Core Bond Investment Division is added.   This Investment Division will purchase shares of the JPMorgan Insurance Trust Core Bond Portfolio:  Class I.

Refer to the Prospectus attached to this supplement for information about the JPMorgan Insurance Trust Core Bond Portfolio Class I shares’ fees, charges and investment objectives.

JPMorgan U.S. Large Cap Core Equity Investment Division

On the Merger Date, any investment in the JPMorgan U.S. Large Cap Core Equity Portfolio will be transferred automatically to the new JPMorgan Insurance Trust Diversified Equity Investment Division in accordance with the terms set forth in the J.P.Morgan Series Trust II Supplement dated November 18, 2008 which was previously provided to you.   The JPMorgan U.S. Large Cap Core Equity Investment Division will no longer be available for allocations at the close of business on April 23, 2009.

JPMorgan Insurance Trust Diversified Equity Investment Division

Effective the date of this Supplement, the JPMorgan Insurance Trust Diversified Equity Investment Division is added.   This Investment Division will purchase shares of the JPMorgan Insurance Trust Diversified Equity Portfolio:  Class I.

Effective on the Merger Date, the names of the JPMorgan Insurance Trust Diversified Equity Portfolio and the JPMorgan Insurance Trust Diversified Equity Investment Division will be changed to JPMorgan Insurance Trust U.S. Equity Portfolio and JPMorgan Insurance Trust U.S. Equity Investment Division, respectively.

Refer to the Prospectus attached to this supplement for information about the JPMorgan Insurance Trust Diversified Equity Portfolio Class I shares’ fees, charges and investment objectives.

JPMorgan Small Company Investment Division

On the Merger Date, any investment in the JPMorgan Small Company Investment Division will be transferred automatically to the new JPMorgan Insurance Trust Small Cap Equity Investment Division in accordance with the terms set forth in the J.P.Morgan Series Trust II Supplement dated November 18, 2008 which was previously provided to you.   The JPMorgan Small Company Investment Division will no longer be available for allocations at the close of business on April 23, 2009.

JPMorgan Insurance Trust Small Cap Equity Investment Division

Effective the date of this Supplement, the JPMorgan Insurance Trust Small Cap Equity Investment Division is added.   This Investment Division will purchase shares of the JPMorgan Insurance Trust Small Cap Equity Portfolio:  Class I.

Effective on the Merger Date, the names of the JPMorgan Insurance Trust Small Cap Equity Portfolio and the JPMorgan Insurance Trust Small Cap Equity Investment Division will be changed to JPMorgan Insurance Trust Small Cap Core Portfolio and JPMorgan Insurance Trust Small Cap Core Investment Division, respectively.

Refer to the Prospectus/Proxy Statement relating to the Portfolio Mergers which was previously provided to you for information about the JPMorgan Insurance Trust Small Cap Equity Portfolio Class I shares’ fees, charges and investment objectives.

JPMorgan International Equity Investment Division

On the Merger Date, any investment in the JPMorgan International Equity Investment Division will be transferred automatically to the new JPMorgan Insurance Trust International Equity Investment Division in accordance with the terms set forth in the J.P.Morgan Series Trust II Supplement dated November 18, 2008 which was previously provided to you.    The JPMorgan International Equity Investment Division will no longer be available for allocations at the close of business on April 23, 2009.

JPMorgan Insurance Trust International Equity Investment Division

Effective the date of this Supplement, the JPMorgan Insurance Trust International Equity Investment Division is added.   This Investment Division will purchase shares of the JPMorgan Insurance Trust International Equity Portfolio:  Class I.

Refer to the proxy Statement relating to the merger of the Funds which was previously provided to you for information about the JPMorgan Insurance Trust International Equity Portfolio Class I shares’ fees, charges and investment objectives.

This supplement should be retained with the prospectus for future reference.